Cash Generated by Operations (Tables)	12 Months Ended
Dec. 31, 2024
Cash flows from (used in) operating activities [abstract]
Summary of cash generated by operations

	United States Dollar
Figures in millions unless otherwise stated	2024	2023	2022

Profit from continuing operations[1]	1,290.5	745.2	708.7
Adjusted for non-cash items:
– Mining and income taxation	697.1	465.1	442.1
– Royalties	147.7	116.4	110.4
– Amortisation and depreciation	627.4	795.3	844.3
– Interest expense – environmental rehabilitation	24.8	21.8	11.8
– Non-cash rehabilitation (income)/expense	(1.2)	4.0	(8.9)
– Interest received – environmental trust funds	(4.4)	(1.2)	(1.1)
– Impairment of investments and assets	3.5	156.4	505.0
– Profit on disposal of assets	(0.6)	(32.4)	(10.4)
– Profit on disposal of assets held for sale - Rusoro	(62.3)	—	—
– Profit on disposal of asset held for sale - Asanko Gold	(5.6)	—	—
– Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations	(6.8)	—	—
– Unrealised gain and prior year mark-to-market reversals on derivative contracts	—	—	(1.8)
– Silicosis settlement costs	(0.3)	(4.1)	(2.2)
– Share-based payments	4.4	9.1	6.9
– Long-term incentive plan expense	14.5	55.8	29.0
– Borrowing costs capitalised	(105.6)	(64.9)	(37.9)
– Share of results of equity-accounted investees, net of taxation	52.1	31.3	1.9
– Ghana expected credit loss	—	33.2	17.5
– Net realisable value adjustment to Cerro Corona stockpiles (2023: Damang)	3.0	33.8	—
– Other non-cash items	3.5	(7.1)	1.2
Adjusted for cash items:
– Interest expense	130.6	105.1	97.6
– Interest received	(17.4)	(23.4)	(12.1)
– Payment of long-term incentive plan	(38.2)	(32.0)	(32.4)
– Environmental rehabilitation payments	(9.4)	(14.8)	(10.8)
Total cash generated by operations	2,747.3	2,392.6	2,658.8
[1]Profit for the year of US$708.7 million in 2022 includes the Yamana break fee of US$300.0 million and Yamana related costs of US$33.0 million.